Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current Assets:
Cash	$ 3,161,195	$ 478,854	$ 357,842
Accounts receivable, net of allowance for doubtful accounts of $75,000 as of June 30, 2020 and December 31, 2019, respectively	169,557	136,477	180,768
Inventory	56,460	78,422	45,067
Current portion of loans receivable, net of allowance of $55,000 at June 30, 2020 and December 31, 2019 and December 31, 2018, respectively	40,364	38,712	37,155
Current portion of loans receivable from related party			650
Prepaid expenses and other current assets	24,041	48,064	16,412
Total Current Assets	3,451,617	780,529	637,894
Property and equipment, net	1,642,580	1,646,879	637,287
Goodwill	656,348	656,348
Intangible assets, net	3,006,999	3,038,815	3,102,621
Loans receivable, non-current	88,223	98,677	75,756
Security deposits and other assets	74,062	39,462	33,532
Total Assets	8,919,829	6,260,710	4,487,090
Current Liabilities:
Accounts payable and accrued expenses	1,869,559	2,630,948	2,887,380
Convertible notes payable to Former Parent, net of debt discount of $0 and $43,178 at December 31, 2019 and December 31, 2018, respectively	82,458	82,458	39,280
Convertible notes payable, net of debt discount of $0 and $38,918 at June 30, 2020 and December 31, 2019	100,000	536,082	100,000
Other notes payable	435,733	351,512
Other notes payable, related party		91,000
Deferred revenue, current	97,288	122,697	907,948
Deferred rent, current	6,263	20,730	14,243
Other current liabilities	645,673	652,643	607,486
Total Current Liabilities	3,236,974	4,488,070	4,556,337
Convertible notes payable, net of debt discount of $0 and $1,313,259 at December 31, 2019 and December 31, 2018, respectively		75,000	2,015,007
Convertible notes payable, related parties, net of debt discount of $0 and $233,462 at December 31, 2019 and December 31, 2018, respectively			153,566
Other notes payable	697,131	240,295	225,000
Other notes payable, related parties			335,000
Deferred revenue, non-current	1,068,646	1,152,975
Deferred rent, non-current	90,904	58,608	45,315
Total Liabilities	5,093,655	6,014,948	7,330,225
Commitments and Contingencies
Stockholders' Equity:
Common stock, $0.0001 par value, 14,285,714 shares authorized, 7,958,534 and 5,714,464 shares issued and outstanding as of June 30, 2020, and December 31, 2019, respectively	796	571	148
Additional paid-in capital	63,913,668	53,339,793	20,990,373
Accumulated deficit	(60,088,290)	(53,094,602)	(23,833,656)
Total Stockholders' Equity	3,826,174	245,762	(2,843,135)
Total Liabilities and Stockholders' Equity	$ 8,919,829	$ 6,260,710	$ 4,487,090